GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class B, Class C, Class R, Class IR,
Institutional and Service Shares (as applicable) of the

Goldman Sachs Core Fixed Income Fund
Goldman Sachs Core Plus Fixed Income Fund
(collectively, the “Funds”)

Supplement dated March 31, 2009 to the
Prospectuses dated July 29, 2008 (the “Prospectuses”)

The following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of each of the Prospectuses for the Class A, Class B, Class C, Institutional and Service Shares for the Funds:

Fixed Income Portfolio Management Team

■	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.
■	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation
■	The team manages approximately $218.8 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Jonathan Beinner Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Beinner joined the Investment Adviser in 1990 and became a portfolio manager in 1992. He became Co-Head of GSAM Fixed Income in 2002.

Tom Kenny Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Kenny joined the Investment Adviser in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He became Co-Head of GSAM Fixed Income in 2002.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2000 2006	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

Thomas D. Teles Managing Director Head of MBS/ABS	Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2000 2006	Mr. Teles joined the Investment Adviser in 2000. Prior to his current position, he worked for three years as a mortgage trader and in the research department for Goldman, Sachs & Co.

James Cielinski Managing Director Head of Investment Grade Credit	Senior Portfolio Manager— Global Income Core Fixed Income Core Plus Fixed Income	Since 2000 2003 2006	Mr. Cielinski joined the Investment Adviser in 1998 as a portfolio manager. Prior to his current position, he spent five years at Utah Retirement Systems, where he managed the fixed income group.

Mark Van Wyk Vice President Co-Head of Government/ Agency	Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 1994 2006	Mr. Van Wyk joined the Investment Adviser in 1994 and specializes in U.S. government and financial derivatives. He worked with an options trading firm prior to joining the Investment Adviser.

Nicholas Griffiths Executive Director Co-Head of Government/ Agency	Senior Portfolio Manager— Global Income	Since 1997	Mr. Griffiths joined the Global Fixed Income team in 1999 and is a portfolio manager working with both the short duration and UK Fixed Income teams. In addition, he is a member of the Country Team whose responsibilities include researching and creating cross-country ideas for all portfolios.

Andrew Wilson Managing Director and Co-Head Global Fixed Income	Senior Portfolio Manager— Global Income	Since 1995	Mr. Wilson joined the Investment Adviser in 1995 as a portfolio manager. Prior to his current position, he spent three years as an Assistant Director at Rothschild Asset Management, where he was responsible for managing global and international bond portfolios with specific focus on the U.S., Canadian, Australian and Japanese economies.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Philip Moffitt Managing Director and Co-Head Global Fixed Income, Head of Fundamental Currency	Senior Portfolio Manager— Global Income	Since 2000	Mr. Moffitt joined the Investment Adviser in 1999 as a portfolio manager. Prior to joining the Investment Adviser he worked for three years as a proprietary trader for Tokai Asia Ltd in Hong Kong. Before that Mr. Moffitt spent ten years with Bankers Trust Asset Management in Australia, where he was a Managing Director responsible for all active global fixed income funds as well as a member of the Asset Allocation Committee.

Samuel Finkelstein Managing Director Head of Emerging Market Debt and Fundamental Currency	Portfolio Manager— Global Income	Since 2008	Mr. Finkelstein joined the Investment Adviser in 1997. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.

Peter D. Dion Vice President	Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 1995 2006	Mr. Dion joined the Investment Adviser in 1992. From 1994 to 1995 he was an associate portfolio manager. He became a portfolio manager in 1995.

Iain Lindsay Managing Director	Senior Portfolio Manager— Global Income	Since 2001	Mr. Lindsay is a senior investment professional with our global fixed income and currency management team. He is a member of our Investment Strategy Group, and heads Global Fixed Income and Currency Product Management. Prior to joining GSAM in 2001 he was with JP Morgan Investment Management where he was a portfolio manager.

Kevin Corrigan Executive Director	Senior Portfolio Manager— Global Income	Since 2006	Mr. Corrigan is a Senior Credit Portfolio Manager at GSAM, specializing in the management of pan-European credit portfolios. He joined GSAM after spending nine years at Fischer Francis Trees & Watts, where he was most recently the Managing Director and Co-Head of Credit.

Jonathan Beinner serves as the Chief Investment Officer for GSAM Fixed Income. Alongside Tom Kenny, he Co-Heads GSAM Fixed Income and is responsible for high-level decisions pertaining to portfolios across multiple strategies. GSAM Fixed Income is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of the Prospectus for the Class R and Class IR Shares for the Funds:

Fixed Income Portfolio Management Team

■	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.
■	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation
■	The team manages approximately $218.8 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Jonathan Beinner Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Beinner joined the Investment Adviser in 1990 and became a portfolio manager in 1992. He became Co-Head of GSAM Fixed Income in 2002.

Tom Kenny Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Kenny joined the Investment Adviser in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He became Co-Head of GSAM Fixed Income in 2002.

James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2000 2006	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

Thomas D. Teles Managing Director Head of MBS/ABS	Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2000 2006	Mr. Teles joined the Investment Adviser in 2000. Prior to his current position, he worked for three years as a mortgage trader and in the research department for Goldman, Sachs & Co.

James Cielinski Managing Director Head of Investment Grade Credit	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2003 2006	Mr. Cielinski joined the Investment Adviser in 1998 as a portfolio manager. Prior to his current position, he spent five years at Utah Retirement Systems, where he managed the fixed income group.

Mark Van Wyk Vice President Co-Head of Government/ Agency	Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 1994 2006	Mr. Van Wyk joined the Investment Adviser in 1994 and specializes in U.S. government and financial derivatives. He worked with an options trading firm prior to joining the Investment Adviser.

Peter D. Dion Vice President	Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 1995 2006	Mr. Dion joined the Investment Adviser in 1992. From 1994 to 1995 he was an associate portfolio manager. He became a portfolio manager in 1995.

Jonathan Beinner serves as the Chief Investment Officer for GSAM Fixed Income. Alongside Tom Kenny, he Co-Heads GSAM Fixed Income and is responsible for high-level decisions pertaining to portfolios across multiple strategies. GSAM Fixed Income is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

MSFIPMSTK 03-09
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